Prospectus Supplement                                             208590 10/03
dated October 30, 2003 to:

PUTNAM GLOBAL EQUITY FUND
Prospectus dated February 28, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader     Since    Experience
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Paul C. Warren       2002     1997 - Present         Putnam Management
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Portfolio members    Since    Experience
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Mark A. Bogar        2002     1994 - Present         Putnam Management
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Shigeki Makino       2002     2000 - Present         Putnam Management
                              Prior to Aug. 2000     Fidelity Management
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Stephen S. Oler      2000     1997 - Present         Putnam Management
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